Goodwill (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill	¥ 444,933	¥ 329,000	¥ 328,927	¥ 38,993
Corporate assets [Member]
Goodwill	0	0
Advertising and subscription business [Member]
Goodwill	327,754	327,754
Transaction services (Member)
Goodwill	115,848	0
Digital marketing solutions [Member]
Goodwill	¥ 1,331	¥ 1,246